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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Para Advisors, LLC
Address:    520 Madison Avenue
            New York, New York  10022

Form 13F File Number:     028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Harlan Schier
Title:      Chief Financial Officer
Phone:      212-527-7347

Signature, Place, and Date of Signing:

/s/ Harlan Schier         New York, New York               August 15, 2011
------------------        ------------------              -----------------
   [Signature]              [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                            ----------

Form 13F Information Table Entry Total:                             32
                                                            ----------

Form 13F Information Table Value Total:                       $251,656
                                                            ----------
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          --------------------          ----

     None.

                                                 Para Advisors, LLC.
                                              Form 13F Information Table
                                              Quarter ended June 30, 2011

COLUMN 1                     COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
                                                           VALUE     SHRS or  SH/  PUT/  INV    OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCR  MNGERS    SOLE    SHARED  NONE
---------------------------  ---------------   ---------  --------   -------- ---  ----  -----  ------- --------  ------  ----
ABOVENET INC                 COM               00374N107  $  3,523    50,000  SH         SOLE             50,000
ALPHA NATURAL RESOURCES INC  COM               02076X102  $  5,680   125,000  SH         SOLE            125,000
ANADARKO PETE CORP           COM               032511107  $  7,676   100,000  SH         SOLE            100,000
AON CORP                     COM               037389103  $  6,413   125,000  SH         SOLE            125,000
BUNGE LIMITED                COM               G16962105  $  3,448    50,000  SH         SOLE             50,000
CVR ENERGY INC               COM               12662P108  $  3,693   150,000  SH         SOLE            150,000
CVS CAREMARK CORP            COM               126650100  $  5,637   150,000  SH         SOLE            150,000
CEPHALON INC                 COM               156708109  $  9,988   125,000  SH         SOLE            125,000
EL PASO CORP                 COM               28336L109  $  7,070   350,000  SH         SOLE            350,000
FORD MTR CO DEL              COM PAR $0.01     345370860  $  6,895   500,000  SH         SOLE            500,000
GOLDMAN SACHS GROUP INC      COM               38141G104  $  9,316    70,000  SH         SOLE             70,000
GRACE W R & CO DEL NEW       COM               38388F108  $  9,126   200,000  SH         SOLE            200,000
ITT CORP NEW                 COM               450911102  $  7,366   125,000  SH         SOLE            125,000
JPMORGAN CHASE & CO          COM               46625H100  $  6,141   150,000  SH         SOLE            150,000
JPMORGAN CHASE & CO          *W EXP 10/28/201  46634E114  $  4,715   350,000  SH         SOLE            350,000
LIBERTY MEDIA CORP NEW       LIB STAR COM A    53071M708  $  3,762    50,000  SH         SOLE             50,000
LYONDELLBASELL INDUSTRIES N  SHS -A-           N53745100  $  6,741   175,000  SH         SOLE            175,000
MARATHON OIL CORP            COM               565849106  $  6,585   125,000  SH         SOLE            125,000
NYSE EURONEXT                COM               629491101  $  6,854   200,000  SH         SOLE            200,000
OFFICE DEPOT INC             COM               676220106  $  3,165   750,000  SH         SOLE            750,000
ORIENT-EXPRESS HOTELS LTD    CL A              G67743107  $  2,688   250,000  SH         SOLE            250,000
RALCORP HLDGS INC NEW        COM               751028101  $  4,329    50,000  SH         SOLE             50,000
SEALED AIR CORP NEW          COM               81211K100  $  9,516   400,000  SH         SOLE            400,000
SOUTHERN COPPER CORP         COM               84265V105  $ 10,683   325,000  SH         SOLE            325,000
TE CONNECTIVITY LTD          REG SHS           H84989104  $ 11,028   300,000  SH         SOLE            300,000
TRANSATLANTIC HLDGS INC      COM               893521104  $  4,901   100,000  SH         SOLE            100,000
VISTEON CORP                 COM NEW           92839U206  $  8,551   125,000  SH         SOLE            125,000
VODAFONE GROUP PLC NEW       SPONS ADR NEW     92857W209  $  8,016   300,000  SH         SOLE            300,000
BP PLC                       SPONSORED ADR     055622104  $ 19,931   450,000  SH   CALL  SOLE            450,000
GOLDMAN SACHS GROUP INC      COM               38141G104  $ 13,642   102,500  SH   CALL  SOLE            102,500
TE CONNECTIVITY LTD          REG SHS           H84989104  $  7,352   200,000  SH   CALL  SOLE            200,000
WILLIAMS COS INC DEL         COM               969457100  $ 27,225   900,000  SH   CALL  SOLE          1,360,000

                                               Total      $251,656